United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/15

Date of Reporting Period: Six months ended 03/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2015
Share Class	Ticker
A	VSFAX
C	VSFCX
R	VSFRX
Institutional	VSFIX

Federated Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2014 through March 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	41.9%
Industrials	12.0%
Consumer Discretionary	10.5%
Information Technology	8.3%
Health Care	7.8%
Utilities	6.3%
Energy	4.0%
Materials	3.1%
Consumer Staples	2.5%
Cash Equivalents[2]	2.9%
Other Assets and Liabilities—Net[3]	0.7%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—96.4%
		Consumer Discretionary—10.5%
503,850	[1]	Belmond Ltd.	$6,187,278
120,500		Big Lots, Inc.	5,787,615
334,069	[1]	Bridgepoint Education, Inc.	3,223,766
131,900	[1]	Carmike Cinemas, Inc.	4,431,840
148,325		Cinemark Holdings, Inc.	6,685,008
87,550	[1]	Deckers Outdoor Corp.	6,379,768
137,750	[1]	Eros International PLC	2,406,493
168,100		La-Z-Boy, Inc.	4,725,291
212,950		Lions Gate Entertainment Corp.	7,223,264
133,675		Mens Wearhouse, Inc.	6,977,835
415,825	[1]	Office Depot, Inc.	3,825,590
126,675		Sinclair Broadcast Group, Inc.	3,978,862
86,100	[1]	Tempur Sealy International, Inc.	4,971,414
108,650	[1]	Tenneco, Inc.	6,238,683
452,875	[1]	Tri Pointe Homes, Inc.	6,987,861
		TOTAL	80,030,568
		Consumer Staples—2.5%
833,850	[1]	Rite Aid Corp.	7,246,156
54,125		Spectrum Brands Holdings, Inc.	4,847,435
321,901		Vector Group Ltd.	7,072,165
		TOTAL	19,165,756
		Energy—4.0%
316,025	[1]	Newfield Exploration Co.	11,089,317
147,050	[1]	PDC Energy, Inc.	7,946,582
240,975		Teekay Corp.	11,222,206
		TOTAL	30,258,105
		Financials—41.9%
198,275		American Equity Investment Life Holding Co.	5,775,751
89,314		Ameris Bancorp	2,356,996
161,855		Argo Group International Holdings Ltd.	8,117,028
626,725		CNO Financial Group, Inc.	10,792,204
228,550	[1]	Capital Bank Financial Corp.	6,310,266
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
485,300		Colony Financial, Inc.	$12,578,976
120,725		EPR Properties	7,247,122
600,950		FelCor Lodging Trust, Inc.	6,904,916
299,220		Fidelity & Guaranty Life	6,343,464
180,325		First American Financial Corp.	6,433,996
271,650		First Midwest Bancorp, Inc.	4,718,561
573,175		First Potomac Realty Trust	6,815,051
421,338		Flushing Financial Corp.	8,456,254
404,950		Great Western Bancorp, Inc.	8,912,949
108,525		Hanover Insurance Group, Inc.	7,876,744
130,650		Highwoods Properties, Inc.	5,981,157
356,900	[1]	Hilltop Holdings, Inc.	6,938,136
1,227,248		Investors Bancorp, Inc.	14,383,347
236,350		LaSalle Hotel Properties	9,184,561
1,057,350		Lexington Realty Trust	10,393,750
445,235		MFA Financial, Inc.	3,499,547
492,320		Maiden Holdings Ltd.	7,301,106
690,675	[1]	New Residential Investment Corp.	10,380,845
690,337		Northstar Realty Finance Corp.	12,508,906
126,725		Opus Bank	3,913,268
296,175	[1]	PHH Corp.	7,158,550
363,525	[1]	Popular, Inc.	12,501,625
490,775		Provident Financial Services, Inc.	9,152,954
675,600		Radian Group, Inc.	11,343,324
234,950		STAG Industrial, Inc.	5,526,024
11,775		Simmons 1st National Corp., Class A	535,409
371,900		Starwood Property Trust, Inc.	9,037,170
248,725		Starwood Waypoint Residential Trust	6,429,541
143,660		Sun Communities, Inc.	9,584,995
538,978		Synovus Financial Corp.	15,096,774
692,600		TCF Financial Corp.	10,887,672
350,300	[1]	Talmer Bancorp, Inc.	5,364,845
473,725		Umpqua Holdings Corp.	8,138,595
125,225		WSFS Financial Corp.	9,470,767
188,725		Webster Financial Corp., Waterbury	6,992,261
		TOTAL	321,345,407
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—7.8%
111,925	[1]	Alere, Inc.	$5,473,132
246,150	[1]	Bruker Corp.	4,546,391
206,425	[1]	Capital Senior Living Corp.	5,354,664
111,750	[1]	IPC Healthcare, Inc.	5,212,020
133,350	[1]	Impax Laboratories, Inc.	6,250,114
121,980	[1]	Magellan Health, Inc.	8,638,624
153,775	[1]	Medicines Co.	4,308,776
113,250		Owens & Minor, Inc.	3,832,380
92,900	[1]	Wellcare Health Plans, Inc.	8,496,634
304,100	[1]	Wright Medical Group, Inc.	7,845,780
		TOTAL	59,958,515
		Industrials—12.0%
184,870		Barnes Group, Inc.	7,485,386
162,300		Brady (W.H.) Co.	4,591,467
116,925		Curtiss Wright Corp.	8,645,434
538,650		Donnelley (R.R.) & Sons Co.	10,336,693
51,575		Dun & Bradstreet Corp.	6,620,167
79,040	[1]	Esterline Technologies Corp.	9,043,757
200,875		General Cable Corp.	3,461,076
110,550		Granite Construction, Inc.	3,884,727
133,050		H&E Equipment Services, Inc.	3,324,920
149,775		Hexcel Corp.	7,701,431
239,925		Manitowoc, Inc.	5,172,783
388,600	[1]	Swift Transportation Co.	10,111,372
221,900	[1]	Tutor Perini Corp.	5,181,365
55,959		Unifirst Corp.	6,585,815
		TOTAL	92,146,393
		Information Technology—8.3%
72,350	[1]	Anixter International, Inc.	5,508,005
718,100		Atmel Corp.	5,909,963
588,725		Brooks Automation, Inc.	6,846,872
356,025	[1]	CIENA Corp.	6,874,843
163,550		Evertec, Inc.	3,575,203
132,925	[1]	Fairchild Semiconductor International, Inc., Class A	2,416,577
126,800		MKS Instruments, Inc.	4,287,108
2,554,700	[1]	Quantum Corp.	4,087,520
179,750	[1]	Unisys Corp.	4,171,998
147,825	[1]	Veeco Instruments, Inc.	4,516,054
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
72,250	[1]	Verint Systems, Inc.	$4,474,442
117,850	[1]	ViaSat, Inc.	7,025,038
1,072,178	[1]	Violin Memory, Inc.	4,042,111
		TOTAL	63,735,734
		Materials—3.1%
360,100	[1]	Berry Plastics Group, Inc.	13,032,019
62,125	[1]	Clearwater Paper Corp.	4,056,762
341,950	[1]	Stillwater Mining Co.	4,417,994
695,950		Yamana Gold, Inc.	2,498,461
		TOTAL	24,005,236
		Utilities—6.3%
239,950		Atmos Energy Corp.	13,269,235
295,275	[1]	Dynegy, Inc.	9,280,493
97,603		Idacorp, Inc.	6,136,301
319,225		Portland General Electric Co.	11,840,055
402,325		TECO Energy, Inc.	7,805,105
		TOTAL	48,331,189
		TOTAL COMMON STOCKS (IDENTIFIED COST $633,913,371)	738,976,903
		INVESTMENT COMPANY—2.9%
22,404,684	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (AT NET ASSET VLAUE)	22,404,684
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $656,318,055)[4]	761,381,587
		OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	5,689,436
		TOTAL NET ASSETS—100%	$767,071,023
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Semi-Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.29	$24.91	$21.50	$17.01	$18.18	$16.07
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	0.23[1]	0.37[1]	0.09[1]	0.04[1]	0.05[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.84	2.55	4.17	4.66	(1.18)	2.21
TOTAL FROM INVESTMENT OPERATIONS	1.75	2.78	4.54	4.75	(1.14)	2.26
Less Distributions:
Distributions from net investment income	(0.11)	(0.26)	(0.13)	(0.03)	(0.03)	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	(2.76)	(1.14)	(1.00)	(0.23)	—	(0.14)
TOTAL DISTRIBUTIONS	(2.87)	(1.40)	(1.13)	(0.26)	(0.03)	(0.15)
Net Asset Value, End of Period	$25.17	$26.29	$24.91	$21.50	$17.01	$18.18
Total Return[2]	6.85%	11.40%	22.37%	28.17%	(6.31)%	14.16%
Ratios to Average Net Assets:
Net expenses	1.26%[3]	1.26%	1.26%	1.26%[4]	1.26%[4]	1.31%
Net investment income (loss)	(0.73)%[3]	0.87%	1.60%	0.42%	0.21%	0.30%
Expense waiver/reimbursement[5]	0.18%[3]	0.17%	0.24%	0.29%	0.36%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$174,633	$159,674	$150,854	$148,687	$113,930	$106,030
Portfolio turnover	47%	73%	99%	72%	72%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.26% and 1.25% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.55	$24.29	$21.01	$16.72	$17.99	$16.02
Income From Investment Operations:
Net investment income (loss)	(0.17)[1]	0.03[1]	0.18[1]	(0.06)[1]	(0.11)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.77	2.48	4.10	4.58	(1.14)	2.19
TOTAL FROM INVESTMENT OPERATIONS	1.60	2.51	4.28	4.52	(1.25)	2.11
Less Distributions:
Distributions from net investment income	—	(0.11)	—	—	(0.02)	—
Distributions from net realized gain on investments and foreign currency transactions	(2.76)	(1.14)	(1.00)	(0.23)	—	(0.14)
TOTAL DISTRIBUTIONS	(2.76)	(1.25)	(1.00)	(0.23)	(0.02)	(0.14)
Net Asset Value, End of Period	$24.39	$25.55	$24.29	$21.01	$16.72	$17.99
Total Return[2]	6.44%	10.54%	21.46%	27.25%	(6.99)%	13.28%
Ratios to Average Net Assets:
Net expenses	2.01%[3]	2.01%	2.01%	2.01%[4]	2.01%[4]	2.06%
Net investment income (loss)	(1.43)%[3]	0.12%	0.80%	(0.33)%	(0.53)%	(0.44)%
Expense waiver/reimbursement[5]	0.17%[3]	0.18%	0.26%	0.31%	0.36%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,683	$24,664	$21,624	$16,088	$12,566	$7,075
Portfolio turnover	47%	73%	99%	72%	72%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.01% and 2.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,			Period Ended 9/30/2011[1]
		2014	2013	2012
Net Asset Value, Beginning of Period	$25.99	$24.68	$21.39	$16.99	$19.19
Income From Investment Operations:
Net investment income (loss)	(0.10)[2]	0.24[2]	0.35[2]	0.03[2]	0.05[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.81	2.46	4.11	4.66	(2.22)
TOTAL FROM INVESTMENT OPERATIONS	1.71	2.70	4.46	4.69	(2.17)
Less Distributions:
Distributions from net investment income	(0.07)	(0.25)	(0.17)	(0.06)	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	(2.76)	(1.14)	(1.00)	(0.23)	—
TOTAL DISTRIBUTIONS	(2.83)	(1.39)	(1.17)	(0.29)	(0.03)
Net Asset Value, End of Period	$24.87	$25.99	$24.68	$21.39	$16.99
Total Return[3]	6.79%	11.20%	22.10%	27.86%	(11.35)%
Ratios to Average Net Assets:
Net expenses	1.39%[4]	1.47%	1.46%	1.51%[5]	1.51%[4,5]
Net investment income (loss)	(0.83)%[4]	0.93%	1.54%	0.17%	0.30%[4]
Expense waiver/reimbursement[6]	0.28%[4]	0.29%	0.34%	0.40%	0.53%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,587	$7,864	$8,431	$319	$83
Portfolio turnover	47%	73%	99%	72%	72%[7]
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to September 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.51% and 1.48% for the year ended September 30, 2012 and for the period ended September 30, 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2011.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.40	$25.01	$21.58	$17.07	$18.23	$16.09
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	0.30[1]	0.43[1]	0.14[1]	0.10[1]	0.10[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.84	2.55	4.18	4.68	(1.19)	2.20
TOTAL FROM INVESTMENT OPERATIONS	1.78	2.85	4.61	4.82	(1.09)	2.30
Less Distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.18)	(0.08)	(0.07)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(2.76)	(1.14)	(1.00)	(0.23)	—	(0.14)
TOTAL DISTRIBUTIONS	(2.93)	(1.46)	(1.18)	(0.31)	(0.07)	(0.16)
Net Asset Value, End of Period	$25.25	$26.40	$25.01	$21.58	$17.07	$18.23
Total Return[2]	6.96%	11.66%	22.67%	28.52%	(6.06)%	14.43%
Ratios to Average Net Assets:
Net expenses	1.01%[3]	1.01%	1.01%	1.01%[4]	1.01%[4]	1.06%
Net investment income (loss)	(0.46)%[3]	1.13%	1.86%	0.66%	0.49%	0.60%
Expense waiver/reimbursement[5]	0.11%[3]	0.11%	0.15%	0.22%	0.33%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$556,168	$480,796	$353,785	$145,893	$86,725	$52,136
Portfolio turnover	47%	73%	99%	72%	72%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.01% and 1.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
March 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $22,404,684 of investment in an affiliated holding (Note 5) (identified cost $656,318,055)		$761,381,587
Income receivable		1,250,789
Receivable for investments sold		7,945,258
Receivable for shares sold		487,492
TOTAL ASSETS		771,065,126
Liabilities:
Payable for investments purchased	$2,358,544
Payable for shares redeemed	1,442,087
Payable for distribution services fee (Note 5)	18,816
Payable for other service fees (Notes 2 and 5)	67,116
Accrued expenses (Note 5)	107,540
TOTAL LIABILITIES		3,994,103
Net assets for 30,440,067 shares outstanding		$767,071,023
Net Assets Consist of:
Paid-in capital		$665,291,893
Net unrealized appreciation of investments		105,063,532
Accumulated net realized loss on investments		(2,255,330)
Distributions in excess of net investment income		(1,029,072)
TOTAL NET ASSETS		$767,071,023
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($174,633,444 ÷ 6,938,287 shares outstanding), no par value, unlimited shares authorized	$25.17
Offering price per share (100/94.50 of $25.17)	$26.63
Redemption proceeds per share	$25.17
Class C Shares:
Net asset value per share ($26,682,743 ÷ 1,093,917 shares outstanding), no par value, unlimited shares authorized	$24.39
Offering price per share	$24.39
Redemption proceeds per share (99.00/100 of $24.39)	$24.15
Class R Shares:
Net asset value per share ($9,587,200 ÷ 385,548 shares outstanding), no par value, unlimited shares authorized	$24.87
Offering price per share	$24.87
Redemption proceeds per share	$24.87
Institutional Shares:
Net asset value per share ($556,167,636 ÷ 22,022,315 shares outstanding), no par value, unlimited shares authorized	$25.25
Offering price per share	$25.25
Redemption proceeds per share	$25.25
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended March 31, 2015 (unaudited)
Investment Income:
Dividends (including $9,961 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $6,106)			$1,955,984
Expenses:
Investment adviser fee (Note 5)		$3,179,200
Administrative fee (Note 5)		276,351
Custodian fees		13,986
Transfer agent fee (Note 2)		404,273
Directors'/Trustees' fees (Note 5)		2,737
Auditing fees		14,457
Legal fees		5,222
Portfolio accounting fees		69,860
Distribution services fee (Note 5)		117,549
Other service fees (Notes 2 and 5)		230,371
Share registration costs		33,054
Printing and postage		20,451
Miscellaneous (Note 5)		5,238
TOTAL EXPENSES		4,372,749
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(104,422)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(341,216)
TOTAL WAIVERS AND REIMBURSEMENTS		(445,638)
Net expenses			3,927,111
Net investment income (loss)			(1,971,127)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			10,592,837
Net change in unrealized appreciation of investments			40,709,768
Net realized and unrealized gain on investments			51,302,605
Change in net assets resulting from operations			$49,331,478
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2015	Year Ended 9/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,971,127)	$6,694,934
Net realized gain on investments and foreign currency transactions	10,592,837	66,308,028
Net change in unrealized appreciation/depreciation of investments	40,709,768	(7,309,940)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	49,331,478	65,693,022
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(670,173)	(1,653,454)
Class C Shares	—	(105,165)
Class R Shares	(26,851)	(134,460)
Institutional Shares	(3,512,808)	(5,353,503)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(15,776,932)	(6,971,274)
Class C Shares	(2,658,167)	(1,040,249)
Class R Shares	(927,604)	(581,650)
Institutional Shares	(51,384,499)	(18,249,311)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(74,957,034)	(34,089,066)
Share Transactions:
Proceeds from sale of shares	168,419,992	244,291,312
Net asset value of shares issued to shareholders in payment of distributions declared	70,444,332	31,872,930
Cost of shares redeemed	(119,166,548)	(169,464,353)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	119,697,776	106,699,889
Change in net assets	94,072,220	138,303,845
Net Assets:
Beginning of period	672,998,803	534,694,958
End of period (including undistributed (distributions in excess of) net investment income of $(1,029,072) and $5,151,887, respectively)	$767,071,023	$672,998,803
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended March 31, 2105, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$134,265	$(118,243)
Class C Shares	20,415	(17,926)
Class R Shares	6,439	—
Institutional Shares	243,154	(194,052)
TOTAL	$404,273	$(330,221)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended March 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$198,518
Class C Shares	31,853
TOTAL	$230,371
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,485,944	$36,789,784	1,762,641	$46,505,106
Shares issued to shareholders in payment of distributions declared	629,362	15,603,435	324,057	8,227,208
Shares redeemed	(1,250,002)	(32,036,235)	(2,069,035)	(54,802,954)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	865,304	$20,356,984	17,663	$(70,640)

	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	138,003	$3,366,174	246,640	$6,308,390
Shares issued to shareholders in payment of distributions declared	106,336	2,548,878	44,305	1,092,011
Shares redeemed	(115,686)	(2,846,785)	(216,081)	(5,563,742)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	128,653	$3,068,267	74,864	$1,836,659

	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	102,588	$2,610,071	320,021	$8,246,737
Shares issued to shareholders in payment of distributions declared	37,833	925,743	28,018	704,247
Shares redeemed	(57,450)	(1,417,588)	(387,028)	(10,169,035)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	82,971	$2,118,226	(38,989)	$(1,218,051)
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	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Share Sold	5,041,378	$125,653,963	6,944,724	$183,231,079
Shares issued to shareholders in payment of distributions declared	2,060,764	51,366,276	856,669	21,849,464
Shares redeemed	(3,290,716)	(82,865,940)	(3,737,429)	(98,928,622)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,811,426	$94,154,299	4,063,964	$106,151,921
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,888,354	$119,697,776	4,117,502	$106,699,889
4. FEDERAL TAX INFORMATION
At March 31, 2015, the cost of investments for federal tax purposes was $656,318,055. The net unrealized appreciation of investments for federal tax purposes was $105,063,532. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $115,202,989 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,139,457.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, the Adviser voluntarily waived $88,295 of its fee. In addition, for the six months ended March 31, 2015, an affiliate of the Adviser reimbursed $330,221 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$95,559	$—
Class R Shares	21,990	(10,995)
TOTAL	$117,549	$(10,995)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2015, FSC retained $14,021 of fees paid by the Fund. For the six months ended March 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2015, FSC retained $12,677 in sales charges from the sale of Class A Shares. FSC also retained $395 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended March 31, 2015, FSSC received $8,310 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, expenses allocated from affiliated partnerships and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 1.51% and 1.01% (the “Fee Limit”), respectively, up to but not
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including the later of (the “Termination Date”): (a) December 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended March 31, 2015, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $405,068.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2015, the Adviser reimbursed $16,127. Transactions involving the affiliated holding during the six months ended March 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2014	26,090,732
Purchases/Additions	205,998,280
Sales/Reductions	(209,684,328)
Balance of Shares Held 3/31/2015	22,404,684
Value	$22,404,684
Dividend Income	$9,961
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2015, were as follows:
Purchases	$363,991,890
Sales	$320,458,301
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the program was not utilized.
9. SPIN-OFF DISTRIBUTION
As presented in the Fund's September 30, 2014 Annual Report, Starwood Property Trust, Inc. (STWD), a real estate investment Trust (REIT) security owned by the Fund, completed a spin-off of Starwood Waypoint Residential Trust (SWAY). On January 24, 2014, the company's public disclosure related to this spin-off indicated that the taxability of the distribution of SWAY common stock and the effect of this distribution on the tax basis of the STWD common stock would not be known until early 2015. Typically a portion of the dividend income received on REIT securities is deemed a return of capital (ROC). Because there was not enough information available at the time of the publication of the Fund's Annual Report to calculate an estimated ROC percentage for STWD, the spin-off distribution of $3,312,995 was presented as dividend income on the Fund's Statement of Operations. It has since been determined that 70.6% or $2,339,437 of the distribution from STWD was deemed a ROC for tax purposes. Accordingly, during the six months ended March 31, 2015, the amount deemed a ROC was reclassified from dividend income to identified cost.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,068.50	$6.50
Class C Shares	$1,000	$1,064.40	$10.35
Class R Shares	$1,000	$1,067.90	$7.17
Institutional Shares	$1,000	$1,069.60	$5.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.34
Class C Shares	$1,000	$1,014.91	$10.10
Class R Shares	$1,000	$1,018.00	$6.99
Institutional Shares	$1,000	$1,019.90	$5.09
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.26%
Class C Shares	2.01%
Class R Shares	1.39%
Institutional Shares	1.01%
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Evaluation and Approval of Advisory Contract–May 2014
Federated Clover Small Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Semi-Annual Shareholder Report
29

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
40449 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2015
Share Class	Ticker
A	VFCAX
B	VFCBX
C	VFCCX
R	VFCKX
Institutional	VFCIX

Federated Clover Value Fund
Successor to the Touchstone Value Opportunities Fund Established 1991

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2014 through March 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	22.8%
Information Technology	14.7%
Health Care	13.4%
Industrials	10.2%
Consumer Staples	9.0%
Consumer Discretionary	7.8%
Utilities	7.0%
Energy	6.6%
Materials	2.5%
Telecommunication Services	1.2%
Cash Equivalents[2]	4.8%
Other Assets and Liabilities—Net[3,4]	(0.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Represents less than 0.01%.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—95.2%
		Consumer Discretionary—7.8%
768,600		General Motors Co.	$28,822,500
1,406,600	[1]	Live Nation Entertainment, Inc.	35,488,518
180,000	[1]	Murphy USA, Inc.	13,026,600
		TOTAL	77,337,618
		Consumer Staples—9.0%
363,400		CVS Health Corp.	37,506,514
241,500		Energizer Holdings, Inc.	33,339,075
234,700		Kroger Co.	17,992,102
		TOTAL	88,837,691
		Energy—6.6%
1,268,700		BG Group PLC	15,585,514
319,500		Devon Energy Corp.	19,269,045
728,700		Kinder Morgan, Inc.	30,649,122
		TOTAL	65,503,681
		Financials—22.8%
786,600		American International Group, Inc.	43,097,814
323,700		Ameriprise Financial, Inc.	42,352,908
1,459,500		Bank of America Corp.	22,461,705
1,318,400		Fifth Third Bancorp	24,851,840
1,058,619		Hartford Financial Services Group, Inc.	44,271,447
1,066,300		Starwood Property Trust, Inc.	25,911,090
406,900		Wells Fargo & Co.	22,135,360
		TOTAL	225,082,164
		Health Care—13.4%
759,300		Abbott Laboratories	35,178,369
893,800	[1]	Brookdale Senior Living, Inc.	33,749,888
591,152		Pfizer, Inc.	20,566,178
696,200		Teva Pharmaceutical Industries Ltd., ADR	43,373,260
		TOTAL	132,867,695
		Industrials—10.2%
664,300		CSX Corp.	22,001,616
608,300		Ingersoll-Rand PLC, Class A	41,413,064
396,800		Stanley Black & Decker, Inc.	37,838,848
		TOTAL	101,253,528
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—14.7%
1,927,799		Corning, Inc.	$43,722,504
1,850,000		NVIDIA Corp.	38,711,250
1,287,600		Symantec Corp.	30,084,774
1,584,400		Western Union Co.	32,971,364
		TOTAL	145,489,892
		Materials—2.5%
290,800		Vulcan Materials Co.	24,514,440
		Telecommunication Services—1.2%
372,105		AT&T, Inc.	12,149,228
		Utilities—7.0%
595,600		CMS Energy Corp.	20,792,396
725,700		NRG Energy, Inc.	18,280,383
279,200		Sempra Energy	30,438,384
		TOTAL	69,511,163
		TOTAL COMMON STOCKS (IDENTIFIED COST $784,993,988)	942,547,100
		INVESTMENT COMPANY—4.8%
47,248,276	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (AT NET ASSET VALUE)	47,248,276
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $832,242,264)[4]	989,795,376
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[5]	(192,779)
		TOTAL NET ASSETS—100%	$989,602,597
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
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3

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$842,175,262	$—	$—	$842,175,262
International	84,786,324	15,585,514	—	100,371,838
Investment Company	47,248,276	—	—	47,248,276
TOTAL SECURITIES	$974,209,862	$15,585,514	$—	$989,795,376
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.54	$19.57	$16.10	$12.57	$13.00	$12.61
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	0.28[1]	0.14[1]	0.14[1]	0.11[1]	0.08[1]
Net realized and unrealized gain (loss) on investments	1.18	2.81	3.47	3.44	(0.43)	0.39
TOTAL FROM INVESTMENT OPERATIONS	1.12	3.09	3.61	3.58	(0.32)	0.47
Less Distributions:
Distributions from net investment income	(0.16)	(0.12)	(0.15)	(0.14)	(0.11)	(0.08)
Return of capital	—	—	(0.00)[2,3]	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.12)	(0.15)	(0.14)	(0.11)	(0.08)
Regulatory Settlement Proceeds	—	—	0.01[4]	0.09[4]	—	—
Net Asset Value, End of Period	$23.50	$22.54	$19.57	$16.10	$12.57	$13.00
Total Return[5]	4.95%	15.79%	22.55%[4]	29.28%[4]	(2.60)%	3.72%
Ratios to Average Net Assets:
Net expenses	1.19%[6]	1.19%	1.19%	1.19%[7]	1.19%[7]	1.19%[7]
Net investment income (loss)	(0.48)%[6]	1.26%	0.81%	0.93%	0.76%	0.63%
Expense waiver/reimbursement[8]	0.08%[6]	0.08%	0.11%	0.14%	0.16%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$709,027	$709,502	$664,588	$614,914	$518,057	$575,762
Portfolio turnover	41%	98%	81%	63%	98%	76%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.19%, 1.19% and 1.19% for the years ended September 30, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.38	$19.48	$16.03	$12.52	$12.96	$12.59
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	0.12[1]	0.01[1]	0.03[1]	0.00[1,2]	(0.01)[1]
Net realized and unrealized gain (loss) on investments	1.18	2.78	3.45	3.42	(0.43)	0.38
TOTAL FROM INVESTMENT OPERATIONS	1.04	2.90	3.46	3.45	(0.43)	0.37
Less Distributions:
Distributions from net investment income	(0.10)	(0.00)[2]	(0.02)	(0.03)	(0.01)	(0.00)[2]
Return of capital	—	—	(0.00)[2,3]	—	—	—
TOTAL DISTRIBUTIONS	(0.10)	(0.00)[2]	(0.02)	(0.03)	(0.01)	(0.00)[2]
Regulatory Settlement Proceeds	—	—	0.01[4]	0.09[4]	—	—
Net Asset Value, End of Period	$23.32	$22.38	$19.48	$16.03	$12.52	$12.96
Total Return[5]	4.63%	14.90%	21.70%[4]	28.29%[4]	(3.30)%	2.96%
Ratios to Average Net Assets:
Net expenses	1.92%[6]	1.92%	1.92%	1.92%[7]	1.92%[7]	1.92%[7]
Net investment income (loss)	(1.21)%[6]	0.53%	0.08%	0.19%	0.03%	(0.11)%
Expense waiver/reimbursement[8]	0.16%[6]	0.17%	0.26%	0.30%	0.30%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,452	$31,788	$33,452	$33,658	$39,973	$57,625
Portfolio turnover	41%	98%	81%	63%	98%	76%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92% and 1.92% for the years ended September 30, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.41	$19.50	$16.06	$12.54	$12.98	$12.61
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	0.12[1]	0.01[1]	0.03[1]	0.00[1,2]	(0.01)[1]
Net realized and unrealized gain (loss) on investments	1.16	2.79	3.45	3.43	(0.42)	0.38
TOTAL FROM INVESTMENT OPERATIONS	1.02	2.91	3.46	3.46	(0.42)	0.37
Less Distributions:
Distributions from net investment income	(0.09)	(0.00)[2]	(0.03)	(0.03)	(0.02)	(0.00)[2]
Return of capital	—	—	(0.00)[2,3]	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(0.00)[2]	(0.03)	(0.03)	(0.02)	(0.00)[2]
Regulatory Settlement Proceeds	—	—	0.01[4]	0.09[4]	—	—
Net Asset Value, End of Period	$23.34	$22.41	$19.50	$16.06	$12.54	$12.98
Total Return[5]	4.57%	14.94%	21.61%[4]	28.34%[4]	(3.29)%	2.95%
Ratios to Average Net Assets:
Net expenses	1.92%[6]	1.92%	1.92%	1.92%[7]	1.92%[7]	1.92%[7]
Net investment income (loss)	(1.21)%[6]	0.53%	0.08%	0.19%	0.03%	(0.11)%
Expense waiver/reimbursement[8]	0.13%[6]	0.13%	0.16%	0.19%	0.21%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,601	$46,022	$41,237	$37,331	$33,947	$38,708
Portfolio turnover	41%	98%	81%	63%	98%	76%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92% and 1.92% for the years ended September 30, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.54	$19.58	$16.11	$12.57	$13.01	$12.62
Income From Investment Operations:
Net investment income (loss)	(0.08)[1]	0.24[1]	0.11[1]	0.10[1]	0.07[1]	0.02[1]
Net realized and unrealized gain (loss) on investments	1.18	2.80	3.46	3.46	(0.44)	0.39
TOTAL FROM INVESTMENT OPERATIONS	1.10	3.04	3.57	3.56	(0.37)	0.41
Less Distributions:
Distributions from net investment income	(0.15)	(0.08)	(0.11)	(0.11)	(0.07)	(0.02)
Return of capital	—	—	(0.00)[2,3]	—	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.08)	(0.11)	(0.11)	(0.07)	(0.02)
Regulatory Settlement Proceeds	—	—	0.01[4]	0.09[4]	—	—
Net Asset Value, End of Period	$23.49	$22.54	$19.58	$16.11	$12.57	$13.01
Total Return[5]	4.87%	15.52%	22.32%[4]	29.07%[4]	(2.92)%	3.22%
Ratios to Average Net Assets:
Net expenses	1.42%[6]	1.38%	1.38%	1.42%[7]	1.46%[7]	1.67%[7]
Net investment income (loss)	(0.70)%[6]	1.06%	0.62%	0.70%	0.49%	0.14%
Expense waiver/reimbursement[8]	0.27%[6]	0.28%	0.29%	0.31%	0.30%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,012	$27,505	$24,706	$20,830	$16,169	$14,733
Portfolio turnover	41%	98%	81%	63%	98%	76%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.42%, 1.46% and 1.47% for the years ended September 30, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.57	$19.60	$16.12	$12.58	$13.02	$12.63
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	0.34[1]	0.19[1]	0.18[1]	0.15[1]	0.11[1]
Net realized and unrealized gain (loss) on investments	1.17	2.81	3.47	3.45	(0.45)	0.39
TOTAL FROM INVESTMENT OPERATIONS	1.14	3.15	3.66	3.63	(0.30)	0.50
Less Distributions:
Distributions from net investment income	(0.18)	(0.18)	(0.18)	(0.18)	(0.14)	(0.11)
Return of capital	—	—	(0.01)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.18)	(0.18)	(0.19)	(0.18)	(0.14)	(0.11)
Regulatory Settlement Proceeds	—	—	0.01[3]	0.09[3]	—	—
Net Asset Value, End of Period	$23.53	$22.57	$19.60	$16.12	$12.58	$13.02
Total Return[4]	5.07%	16.06%	22.90%[3]	29.66%[3]	(2.42)%	4.00%
Ratios to Average Net Assets:
Net expenses	0.94%[5]	0.94%	0.94%	0.94%[6]	0.94%[6]	0.94%[6]
Net investment income (loss)	(0.23)%[5]	1.54%	1.06%	1.18%	1.02%	0.87%
Expense waiver/reimbursement[7]	0.03%[5]	0.03%	0.04%	0.06%	0.09%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$176,510	$173,598	$204,251	$174,998	$166,009	$143,281
Portfolio turnover	41%	98%	81%	63%	98%	76%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.93%, 0.93% and 0.93% for the years ended September 30, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
March 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $47,248,276 of investment in an affiliated holding (Note 5) (identified cost $832,242,264)		$989,795,376
Income receivable		710,688
Receivable for investments sold		361,419
Receivable for shares sold		421,854
TOTAL ASSETS		991,289,337
Liabilities:
Payable for shares redeemed	$1,093,250
Payable for transfer agent fee	242,818
Payable for distribution services fee (Note 5)	55,337
Payable for other service fees (Notes 2 and 5)	262,379
Accrued expenses (Note 5)	32,956
TOTAL LIABILITIES		1,686,740
Net assets for 42,123,702 shares outstanding		$989,602,597
Net Assets Consist of:
Paid-in capital		$909,815,302
Net unrealized appreciation of investments		157,553,112
Accumulated net realized loss on investments		(76,377,019)
Distributions in excess of net investment income		(1,388,798)
TOTAL NET ASSETS		$989,602,597
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($709,026,707 ÷ 30,169,917 shares outstanding), no par value, unlimited shares authorized	$23.50
Offering price per share (100/94.50 of $23.50)	$24.87
Redemption proceeds per share	$23.50
Class B Shares:
Net asset value per share ($31,452,400 ÷ 1,349,010 shares outstanding), no par value, unlimited shares authorized	$23.32
Offering price per share	$23.32
Redemption proceeds per share (94.50/100 of $23.32)	$22.04
Class C Shares:
Net asset value per share ($45,601,229 ÷ 1,953,487 shares outstanding), no par value, unlimited shares authorized	$23.34
Offering price per share	$23.34
Redemption proceeds per share (99.00/100 of $23.34)	$23.11
Class R Shares:
Net asset value per share ($27,012,108 ÷ 1,150,092 shares outstanding), no par value, unlimited shares authorized	$23.49
Offering price per share	$23.49
Redemption proceeds per share	$23.49
Institutional Shares:
Net asset value per share ($176,510,153 ÷ 7,501,196 shares outstanding), no par value, unlimited shares authorized	$23.53
Offering price per share	$23.53
Redemption proceeds per share	$23.53
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended March 31, 2015 (unaudited)
Investment Income:
Dividends (including $10,374 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $69,198)			$3,524,903
Expenses:
Investment adviser fee (Note 5)		$3,707,111
Administrative fee (Note 5)		386,693
Custodian fees		22,724
Transfer agent fee (Note 2)		760,725
Directors'/Trustees' fees (Note 5)		4,096
Auditing fees		14,457
Legal fees		5,221
Portfolio accounting fees		86,193
Distribution services fee (Note 5)		357,618
Other service fees (Notes 2 and 5)		978,250
Share registration costs		33,535
Printing and postage		41,760
Miscellaneous (Note 5)		7,423
TOTAL EXPENSES		6,405,806
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(109,705)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(297,784)
TOTAL WAIVERS AND REIMBURSEMENTS		(407,489)
Net expenses			5,998,317
Net investment income (loss)			(2,473,414)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			14,982,603
Net change in unrealized appreciation of investments			35,453,948
Net realized and unrealized gain on investments			50,436,551
Change in net assets resulting from operations			$47,963,137
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2015	Year Ended 9/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,473,414)	$13,113,326
Net realized gain on investments and foreign currency transactions	14,982,603	177,360,618
Net change in unrealized appreciation/depreciation of investments	35,453,948	(37,187,204)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	47,963,137	153,286,740
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,758,729)	(3,890,963)
Class B Shares	(131,594)	(2,820)
Class C Shares	(187,077)	(5,638)
Class R Shares	(175,399)	(96,358)
Institutional Shares	(1,417,164)	(1,617,603)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,669,963)	(5,613,382)
Share Transactions:
Proceeds from sale of shares	32,011,194	94,728,807
Net asset value of shares issued to shareholders in payment of distributions declared	5,876,554	4,978,569
Cost of shares redeemed	(77,993,006)	(227,200,122)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,105,258)	(127,492,746)
Change in net assets	1,187,916	20,180,612
Net Assets:
Beginning of period	988,414,681	968,234,069
End of period (including undistributed (distributions in excess of) net investment income of $(1,388,798) and $7,754,579, respectively)	$989,602,597	$988,414,681
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors, including but not limited to, industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. GAAP requires that distributions in excess of tax basis earnings and profits be reported in these financial statements as a return of capital (ROC). Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to
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each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended March 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$550,227	$(210,637)
Class B Shares	34,180	(22,324)
Class C Shares	41,162	(23,998)
Class R Shares	44,995	(350)
Institutional Shares	90,161	(6,138)
TOTAL	$760,725	$(263,447)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$881,935
Class B Shares	39,380
Class C Shares	56,935
TOTAL	$978,250
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	593,833	$13,644,047	1,695,843	$37,705,115
Shares issued to shareholders in payment of distributions declared	184,143	4,305,634	155,862	3,528,121
Shares redeemed	(2,087,810)	(48,006,960)	(4,328,497)	(95,893,015)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,309,834)	$(30,057,279)	(2,476,792)	$(54,659,779)

	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	70,474	$1,599,005	151,411	$3,335,294
Shares issued to shareholders in payment of distributions declared	5,477	127,023	124	2,730
Shares redeemed	(147,044)	(3,360,650)	(448,845)	(9,862,837)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(71,093)	$(1,634,622)	(297,310)	$(6,524,813)
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	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	111,779	$2,558,681	334,547	$7,407,808
Shares issued to shareholders in payment of distributions declared	7,224	167,737	228	5,051
Shares redeemed	(219,053)	(5,000,041)	(395,780)	(8,655,959)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(100,050)	$(2,273,623)	(61,005)	$(1,243,100)

	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	125,347	$2,878,328	290,210	$6,482,354
Shares issued to shareholders in payment of distributions declared	7,431	173,361	4,200	95,172
Shares redeemed	(202,856)	(4,672,595)	(336,301)	(7,449,572)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(70,078)	$(1,620,906)	(41,891)	$(872,046)

	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	492,604	$11,331,133	1,782,232	$39,798,236
Shares issued to shareholders in payment of distributions declared	47,073	1,102,799	59,824	1,347,495
Shares redeemed	(731,337)	(16,952,760)	(4,572,675)	(105,338,739)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(191,660)	$(4,518,828)	(2,730,619)	$(64,193,008)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,742,715)	$(40,105,258)	(5,607,617)	$(127,492,746)
4. FEDERAL TAX INFORMATION
At March 31, 2015, the cost of investments for federal tax purposes was $832,242,264. The net unrealized appreciation of investments for federal tax purposes was $157,553,112. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $179,571,513 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,018,401.
At September 30, 2014, the Fund had a capital loss carryforward of $90,218,652 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
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for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$47,086,002	NA	$47,086,002
2017	$30,314,241	NA	$30,314,241
2018	$12,818,409	NA	$12,818,409
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, the Adviser voluntarily waived $92,832 of its fee. In addition, for the six months ended March 31, 2015, an affiliate of the adviser reimbursed $263,447 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$118,139	$—
Class C Shares	170,804	—
Class R Shares	68,675	(34,337)
TOTAL	$357,618	$(34,337)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2015, FSC retained $90,402 of fees paid by the Fund. For the six months ended March 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2015, FSC retained $21,674 in sales charges from the sale of Class A Shares. FSC also retained $15,795 of CDSC relating to redemptions of Class B Shares and $922 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended March 31, 2015, FSSC received $148,417 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report
21

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.92%, 1.92%, 1.42% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2015, the Adviser reimbursed $16,873. Transactions involving the affiliated holding during the six months ended March 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2014	13,545,156
Purchases/Additions	269,836,360
Sales/Reductions	(236,133,240)
Balance of Shares Held 3/31/2015	47,248,276
Value	$47,248,276
Dividend Income	$10,374
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2015, were as follows:
Purchases	$393,506,220
Sales	$467,441,436
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the program was not utilized.
9. SPIN-OFF DISTRIBUTION
As presented in the Fund's September 30, 2014 Annual Report, Starwood Property Trust, Inc. (STWD), a real estate investment trust (REIT) security owned by the Fund, completed a spin-off of Starwood Waypoint Residential Trust (SWAY). On January 24, 2014, the company's public disclosure related to this spin-off indicated that the taxability of the distribution of SWAY common stock and the effect of this distribution on the tax basis of the STWD common stock would not be known until early 2015. Typically a portion of the dividend income received on REIT securities is deemed a ROC. Because there was not enough information available at that time to calculate an estimated ROC percentage for STWD, the additional income from the spin-off of $6,283,082, as well as the income from the normal quarterly dividend, was not distributed by the Fund until the December 2014 ex-date. Approximately 70.6% or $4,436,734, of the spin-off distribution from STWD was deemed a ROC for tax purposes. Accordingly, during the six months ended March 31, 2015, the amount deemed a ROC was reclassified from dividend income to identified cost.
Semi-Annual Shareholder Report
23

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,049.50	$6.08
Class B Shares	$1,000	$1,046.30	$9.80
Class C Shares	$1,000	$1,045.70	$9.79
Class R Shares	$1,000	$1,048.70	$7.25
Institutional Shares	$1,000	$1,050.70	$4.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.00	$5.99
Class B Shares	$1,000	$1,015.36	$9.65
Class C Shares	$1,000	$1,015.36	$9.65
Class R Shares	$1,000	$1,017.85	$7.14
Institutional Shares	$1,000	$1,020.24	$4.73
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class R Shares	1.42%
Institutional Shares	0.94%
Semi-Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2014
Federated Clover Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Semi-Annual Shareholder Report
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allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172255
CUSIP 314172248
CUSIP 314172230
CUSIP 314172222
CUSIP 314172214
40427 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2015
Share Class	Ticker
A	BEARX
C	PBRCX
Institutional	PBRIX

Federated Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2014 through March 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At March 31, 2015, the Fund's portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(71.3)%
Derivative Contracts—Short (notional value)[1]	(27.9)%
U.S. Treasury Securities	32.8%
Common Stocks	35.7%
Other Securities[2,3]	0.0%
Cash Equivalents[4]	33.2%
Adjustment for Derivative Contracts (notional value)[1]	27.5%
Collateral on Deposit for Securities Sold Short	70.0%
Other Assets and Liabilities—Net[5]	(0.0)%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Securities include purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At March 31, 2015, the Fund's sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[6]
Broad Equity Index	39.2%
Information Technology	14.2%
Financials	12.4%
Industrials	11.7%
Energy	6.2%
Materials	6.2%
Consumer Staples	5.0%
Consumer Discretionary	2.5%
Health Care	2.1%
Utilities	0.5%
TOTAL	100.0%
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
6	Includes any short positions on futures contracts.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2015 (unaudited)
Shares, Principal Amount, or Contracts			Value
		COMMON STOCKS—35.7%
		Consumer Discretionary—1.9%
59,500		McDonald's Corp.	$5,797,680
		Consumer Staples—8.1%
63,500		Altria Group, Inc.	3,176,270
111,000		General Mills, Inc.	6,282,600
65,000		Kraft Foods Group, Inc.	5,662,475
33,000		PepsiCo, Inc.	3,155,460
38,900		Philip Morris International, Inc.	2,930,337
49,000		Reynolds American, Inc.	3,376,590
		TOTAL	24,583,732
		Energy—5.2%
120,000	[1]	Bellatrix Exploration Ltd.	291,816
80,000		Cameco Corp.	1,114,400
109,500		Kinder Morgan, Inc.	4,605,570
100,000	[1]	Legacy Oil + Plus Gas, Inc.	121,590
8,000		Marathon Petroleum Corp.	819,120
10,000		Paramount Resources Ltd.	246,339
20,000		Plains GP Holdings LP	567,400
200,000	[1]	Spartan Energy Corp.	451,621
7,000		Targa Resources, Inc.	670,530
20,000		TransCanada Corp.	854,400
119,000		Williams Cos., Inc.	6,020,210
		TOTAL	15,762,996
		Financials—6.8%
20,000		Coresite Realty Corp.	973,600
45,000		Cubesmart	1,086,750
24,000		Douglas Emmett, Inc.	715,440
15,000		Empire State Realty Trust, Inc.	282,150
144,500		HCP, Inc.	6,243,845
90,000		Plum Creek Timber Co., Inc.	3,910,500
20,000		Sun Communities, Inc.	1,334,400
83,800		Ventas, Inc.	6,119,076
		TOTAL	20,665,761
Semi-Annual Shareholder Report

Shares, Principal Amount, or Contracts			Value
		COMMON STOCKS—continued
		Health Care—3.9%
58,500		Johnson & Johnson	$5,885,100
104,000		Merck & Co., Inc.	5,977,920
		TOTAL	11,863,020
		Industrials—0.3%
200,000		BBA Group PLC	997,451
		Materials—3.5%
20,400		Agnico Eagle Mines Ltd.	569,976
100,000		Alamos Gold, Inc.	585,843
575,000	[1]	Corvus Gold, Inc.	317,792
75,000		Israel Chemicals Ltd.	531,750
55,000	[1]	Kennady Diamonds, Inc.	152,422
245,000	[1]	Lundin Mining Corp.	988,473
7,000		LyondellBasell Investment LLC	614,600
150,833	[1]	Mountain Province Diamonds, Inc.	566,867
1,100,000	[1]	Orezone Gold Corp.	377,798
55,500		Osisko Gold Royalties Ltd.	733,544
105,000		Potash Corp. of Saskatchewan, Inc.	3,386,250
105,000	[1]	Reservoir Minerals, Inc.	338,242
1,400,000	[1]	Romarco Minerals, Inc.	475,307
85,000	[1]	Stillwater Mining Co.	1,098,200
		TOTAL	10,737,064
		Telecommunication Services—2.1%
98,000		AT&T, Inc.	3,199,700
69,000		Verizon Communications, Inc.	3,355,470
		TOTAL	6,555,170
		Utilities—3.9%
110,000		California Water Service Group	2,696,100
41,000		Dominion Resources, Inc.	2,905,670
80,000		Duke Energy Corp.	6,142,400
		TOTAL	11,744,170
		TOTAL COMMON STOCKS (IDENTIFIED COST $111,593,328)	108,707,044
Semi-Annual Shareholder Report

Shares, Principal Amount, or Contracts			Value
		U.S. TREASURY—32.8%
$100,000,000	[2]	United States Treasury Note, 0.25%, 5/31/2015 (IDENTIFIED COST $100,023,438)	$100,022,460
		PURCHASED PUT OPTIONS—0.0%
100	[1]	SPDR S&P Midcap 400 ETF Trust, Strike Price $265.00, Expiration Date 6/19/2015	45,000
200	[1]	SPDR S&P Midcap 400 ETF Trust, Strike Price $270.00, Expiration Date 4/17/2015	27,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $142,390)	72,000
		INVESTMENT COMPANY—33.2%
101,097,329	[3,4]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	101,097,329
		TOTAL INVESTMENTS—101.7% (IDENTIFIED COST $312,856,485)[5]	309,898,833
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[6]	(5,305,873)
		TOTAL NET ASSETS—100%	$304,592,960
SECURITIES SOLD SHORT
Shares		Value
131,000	Cisco Systems, Inc.	$3,605,775
85,000	HSBC Holdings PLC, ADR	3,620,150
81,500	Microsoft Corp.	3,313,383
55,000	Wal-Mart Stores, Inc.	4,523,750
66,500	Northern Trust Corp.	4,631,725
19,000	Wynn Resorts Ltd.	2,391,720
296,000	Xerox Corp.	3,803,600
49,000	Autodesk, Inc.	2,873,360
68,000	Oracle Corp.	2,934,200
318,000	Itau Unibanco Holding SA, ADR	3,517,080
106,000	ABB Ltd., ADR	2,244,020
4,500	iShares Nasdaq Biotechnology Index Fund	1,545,435
24,000	Tesla Motors, Inc.	4,530,480
12,500	Las Vegas Sands Corp.	688,000
72,000	Arris Group, Inc.	2,080,440
80,000	BRF-Brasil Foods SA, ADR	1,582,400
13,000	Grainger (W.W.), Inc.	3,065,530
42,000	Lam Research Corp.	2,949,870
495,000	Nokia Oyj, Class A, ADR	3,752,100
Semi-Annual Shareholder Report

Shares		Value
55,500	Alibaba Group Holding Ltd., ADR	$4,619,820
275,000	Barrick Gold Corp.	3,014,000
6,500	Cameron International Corp.	293,280
33,500	Colfax Corp.	1,598,955
64,000	Dover Corp.	4,423,680
34,500	EOG Resources, Inc.	3,163,305
40,000	FMC Technologies, Inc.	1,480,400
21,000	Fluor Corp.	1,200,360
157,000	Freeport-McMoRan, Inc.	2,975,150
4,100	Core Laboratories NV	428,409
207,000	Genworth Financial, Inc., Class A	1,513,170
46,000	LendingClub Corp.	903,900
59,000	National-Oilwell, Inc.	2,949,410
24,500	Praxair, Inc.	2,958,130
26,500	Schlumberger Ltd.	2,211,160
90,500	Tenaris S.A., ADR	2,534,000
69,000	U.S. Bancorp	3,013,230
110,000	United States Steel Corp.	2,684,000
5,500	Valmont Industries, Inc.	675,840
39,000	Pentair PLC	2,452,710
25,000	Market Vectors Semiconductor ETF	1,382,500
11,500	Cummins, Inc.	1,594,360
475,800	Banco Bradesco SA, ADR	4,415,424
56,500	Caterpillar, Inc.	4,521,695
291,000	ArcelorMittal SA	2,741,220
96,500	BHP Billiton Ltd., ADR	4,484,355
16,500	CNOOC Ltd., ADR	2,340,030
33,400	Deere & Co.	2,928,846
28,500	PetroChina Co. Ltd., ADR	3,169,485
45,500	United Parcel Service, Inc.	4,410,770
155,000	SPDR S&P 500 ETF Trust	31,996,650
27,000	Xilinx, Inc.	1,142,100
159,000	Corning, Inc.	3,606,120
181,500	Consumer Staples Select Sector SPDR Fund	8,846,310
491,000	Amex Financial Select Standard & Poor Depository Receipt	11,838,010
32,000	Industrial Select Sect SPDR	1,784,640
33,000	Linear Technology Corp.	1,544,400
159,000	Charles Schwab Corp.	4,839,960
45,000	Baxter International, Inc.	3,082,500
80,000	Emerson Electric Co.	4,529,600
47,000	Intel Corp.	1,469,690
Semi-Annual Shareholder Report

Shares		Value
42,000	Qualcomm, Inc.	$2,912,280
6,500	Intuitive Surgical, Inc.	3,282,695
116,000	AES Corp.	1,490,600
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $219,631,249)	$217,100,167
At March 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	165	$85,008,000	June 2015	$(1,137,208)
Net Unrealized Depreciation on Value of Securities Sold Short and Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Affiliated holding.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $312,856,485.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$94,990,563	$—	$—	$94,990,563
International	12,719,030[1]	997,451	—	13,716,481
Debt Securities:
U.S. Treasury	—	100,022,460	—	100,022,460
Purchased Put Options	72,000	—	—	72,000
Investment Company	101,097,329	—	—	101,097,329
TOTAL SECURITIES	$208,878,922	$101,019,911	$—	$309,898,833
OTHER FINANCIAL INSTRUMENTS[2]	$(218,237,375)	$—	$—	$(218,237,375)
1	Includes $747,465 of a common stock security transferred from Level 3 to Level 1 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include securities sold short and futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$2.39	$2.93	$3.74	$4.98	$5.09	$5.74
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.08)	(0.09)	(0.10)	(0.10)	(0.12)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(0.18)	(0.46)	(0.72)	(1.14)	(0.01)	(0.53)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	(0.54)	(0.81)	(1.24)	(0.11)	(0.65)
Net Asset Value, End of Period	$2.18	$2.39	$2.93	$3.74	$4.98	$5.09
Total Return[2]	(8.79)%	(18.43)%	(21.66)%	(24.90)%	(2.16)%	(11.32)%
Ratios to Average Net Assets:
Net expenses	3.13%[3,4]	2.99%	2.75%[4]	2.47%[4]	2.29%[4]	2.42%[4]
Net expenses excluding dividends and other expenses related to short sales	1.76%[3,4]	1.76%	1.75%[4]	1.74%[4]	1.74%[4]	1.72%[4]
Net investment income (loss)	(2.79)%[3]	(2.90)%	(2.60)%	(2.37)%	(2.16)%	(2.31)%
Expense waiver/reimbursement[5]	0.09%[3]	0.03%	0.00%[6]	0.00%[6]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,284	$203,644	$321,969	$547,426	$949,893	$1,212,331
Portfolio turnover	216%	465%	498%	480%	473%	379%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.13%, 2.74%, 2.47%, 2.29% and 2.42%, after taking into account these expense reductions for the six months ended March 31, 2015 and for the years ended September 30, 2013, 2012, 2011 and 2010, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$2.17	$2.68	$3.44	$4.61	$4.75	$5.40
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.09)	(0.10)	(0.12)	(0.13)	(0.15)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(0.16)	(0.42)	(0.66)	(1.05)	(0.01)	(0.50)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	(0.51)	(0.76)	(1.17)	(0.14)	(0.65)
Net Asset Value, End of Period	$1.97	$2.17	$2.68	$3.44	$4.61	$4.75
Total Return[2]	(9.22)%	(19.03)%	(22.09)%	(25.38)%	(2.95)%	(12.04)%
Ratios to Average Net Assets:
Net expenses	3.90%[3,4]	3.74%	3.50%[4]	3.22%[4]	3.04%[4]	3.17%[4]
Net expenses excluding dividends and other expenses related to short sales	2.51%[3,4]	2.51%	2.50%[4]	2.49%[4]	2.48%[4]	2.48%[4]
Net investment income (loss)	(3.55)%[3]	(3.65)%	(3.35)%	(3.12)%	(2.91)%	(3.04)%
Expense waiver/reimbursement[5]	0.09%[3]	0.03%	0.00%[6]	0.00%[6]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,449	$44,321	$66,494	$111,926	$180,892	$197,495
Portfolio turnover	216%	465%	498%	480%	473%	379%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.90%, 3.50%, 3.22%, 3.04% and 3.17%, after taking into account these expense reductions for the six months ended March 31, 2015 and for the years ended September 30, 2013, 2012, 2011 and 2010, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$2.43	$2.97	$3.77	$5.01	$5.11	$5.76
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.07)	(0.08)	(0.09)	(0.09)	(0.11)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(0.18)	(0.47)	(0.72)	(1.15)	(0.01)	(0.54)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	(0.54)	(0.80)	(1.24)	(0.10)	(0.65)
Net Asset Value, End of Period	$2.22	$2.43	$2.97	$3.77	$5.01	$5.11
Total Return[2]	(8.64)%	(18.18)%	(21.22)%	(24.75)%	(1.96)%	(11.28)%
Ratios to Average Net Assets:
Net expenses	2.84%[3,4]	2.72%	2.53%[4]	2.22%[4]	2.05%[4]	2.14%[4]
Net expenses excluding dividends and other expenses related to short sales	1.51%[3,4]	1.51%	1.50%[4]	1.49%[4]	1.49%[4]	1.49%[4]
Net investment Income (loss)	(2.53)%[3]	(2.64)%	(2.38)%	(2.12)%	(1.92)%	(2.00)%
Expense waiver/reimbursement[5]	0.09%[3]	0.03%	0.00%[6]	0.00%[6]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,860	$202,690	$299,975	$402,670	$683,286	$585,911
Portfolio turnover	216%	465%	498%	480%	473%	379%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.84%, 2.52%, 2.22%, 2.05% and 2.14%, after taking into account these expense reductions for the six months ended March 31, 2015 and for the years ended September 30, 2013, 2012, 2011 and 2010, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $101,097,329 of investment in an affiliated holding (Note 5) (identified cost $312,856,485)		$309,898,833
Cash denominated in foreign currencies (identified cost $264,688)		260,244
Deposit at broker for short sales		213,102,169
Income receivable		238,397
Receivable for investments sold		12,524,411
Receivable for shares sold		2,412,030
Receivable for daily variation margin		610,500
TOTAL ASSETS		539,046,584
Liabilities:
Securities sold short, at value (proceeds $219,631,249)	$217,100,167
Dividends payable on short positions	436,335
Payable for investments purchased	15,953,180
Payable for shares redeemed	673,913
Bank overdraft	2,550
Payable for Directors'/Trustees' fees (Note 5)	415
Payable for distribution services fee (Note 5)	23,306
Payable for other service fees (Notes 2 and 5)	62,400
Accrued expenses (Note 5)	201,358
TOTAL LIABILITIES		234,453,624
Net assets for 140,497,114 shares outstanding		$304,592,960
Net Assets Consist of:
Paid-in capital		$1,415,309,159
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(1,568,314)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(1,093,874,289)
Accumulated net investment income (loss)		(15,273,596)
TOTAL NET ASSETS		$304,592,960
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($143,284,091 ÷ 65,665,542 shares outstanding), no par value, unlimited shares authorized	$2.18
Offering price per share (100/94.50 of $2.18)	$2.31
Redemption proceeds per share	$2.18
Class C Shares:
Net asset value per share ($36,448,876 ÷ 18,498,945 shares outstanding), no par value, unlimited shares authorized	$1.97
Offering price per share	$1.97
Redemption proceeds per share (99.00/100 of $1.97)	$1.95
Institutional Shares:
Net asset value per share ($124,859,993 ÷ 56,332,627 shares outstanding), no par value, unlimited shares authorized	$2.22
Offering price per share	$2.22
Redemption proceeds per share	$2.22
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2015 (unaudited)
Investment Income:
Dividends (including $1,294 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $12,947)		$528,071
Interest		73,499
TOTAL INCOME		601,570
Expenses:
Investment adviser fee (Note 5)	$2,267,992
Administrative fee (Note 5)	141,959
Custodian fees	20,681
Transfer agent fee	307,927
Directors'/Trustees' fees (Note 5)	1,309
Auditing fees	16,327
Legal fees	5,222
Portfolio accounting fees	59,625
Distribution services fee (Note 5)	150,687
Other service fees (Notes 2 and 5)	254,692
Share registration costs	42,557
Printing and postage	38,867
Dividends and other expenses related to short positions	2,458,458
Miscellaneous (Note 5)	5,512
TOTAL EXPENSES	5,771,815
Semi-Annual Shareholder Report

Statement of Operations–continued
Waiver, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(159,354)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(2,850)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION		(162,204)
Net expenses			5,609,611
Net investment income (loss)			(5,008,041)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(18,984,482)
Net realized loss on short sales			(18,502,798)
Net realized loss on futures contracts			(3,445,835)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			11,040,687
Net change in unrealized appreciation of securities sold short			(1,897,320)
Net change in unrealized appreciation of futures contracts			(2,328,107)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions			(34,117,855)
Change in net assets resulting from operations			$(39,125,896)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2015	Year Ended 9/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,008,041)	$(14,449,502)
Net realized loss on investments, short sales, futures contracts and foreign currency transactions	(40,933,115)	(110,454,002)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	6,815,260	15,578,472
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(39,125,896)	(109,325,032)
Share Transactions:
Proceeds from sale of shares	155,224,581	357,779,182
Cost of shares redeemed	(262,161,041)	(486,237,131)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(106,936,460)	(128,457,949)
Change in net assets	(146,062,356)	(237,782,981)
Net Assets:
Beginning of period	450,655,316	688,438,297
End of period (including accumulated net investment income (loss) of $(15,273,596) and $(10,265,555), respectively)	$304,592,960	$450,655,316
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended March 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$205,422
Class C Shares	49,270
TOTAL	$254,692
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage individual security risk, market risk and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $94,722,554. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities again currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At March 31, 2015, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $201 and $61, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage individual security risk, market risk and sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2015, the Fund had no outstanding written option contracts.
The average notional amount of purchased put options held by the Fund throughout the period was $1,484,117. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
Semi-Annual Shareholder Report

The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended March 31, 2015, the net realized gain (loss) on short sales was $(18,502,798).
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$(1,137,208)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Option Contracts	Total
Foreign exchange contracts	$—	$(8,672)	$—	$(8,672)
Equity contracts	(3,445,835)	$—	(5,932,725)	(9,378,560)
TOTAL	$(3,445,835)	$(8,672)	$(5,932,725)	$(9,387,232)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Option Contracts	Total
Equity contracts	$(2,328,107)	$2,142,300	$(185,807)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,658,646	$29,220,579	53,224,992	$138,929,476
Shares redeemed	(32,053,960)	(73,111,813)	(77,938,154)	(203,735,416)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(19,395,314)	$(43,891,234)	(24,713,162)	$(64,805,940)

	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,438,096	$5,197,675	4,478,775	$10,568,750
Shares redeemed	(4,361,669)	(9,041,766)	(8,883,564)	(21,351,331)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,923,573)	$(3,844,091)	(4,404,789)	$(10,782,581)
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	49,643,613	$120,806,327	79,708,850	$208,280,956
Shares redeemed	(76,737,743)	(180,007,462)	(97,311,713)	(261,150,384)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(27,094,130)	$(59,201,135)	(17,602,863)	$(52,869,428)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(48,413,017)	$(106,936,460)	(46,720,814)	$(128,457,949)
4. FEDERAL TAX INFORMATION
At March 31, 2015, the cost of investments for federal tax purposes was $312,856,485. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets an liabilities other than investments in securities; (b) short sales; and (c) futures contracts was $2,957,652. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,207,006 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,164,658.
At September 30, 2014, the Fund had a capital loss carryforward of $1,040,350,911 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$482,766,557	$132,637,844	$615,404,401
2018	$68,635,173	NA	$68,635,173
2019	$356,311,337	NA	$356,311,337
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2015, the Adviser voluntarily waived $159,287 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Semi-Annual Shareholder Report

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2015 distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$150,687
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2015, FSC retained $30,327 of fees paid by the Fund. For the six months ended March 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2015, FSC, retained $12,311 in sales charges from the sale of Class A Shares. FSC also retained $11,209 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended March 31, 2015, FSSC received $23,392 of the other service fees disclosed in Note 2.
Expense Limitation
Effective January 1, 2015, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding acquired fund fees and expenses, dividends and other expenses related to short sales, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.76%, 2.51% and 1.51% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2015, the Adviser reimbursed $67. Transactions involving the affiliated holding during the six months ended March 31, 2015, were as follows:
Federated U.S. Treasury Cash Reserves Fund, Institutional Shares
Balance of Shares Held 9/30/2014	228,247,978
Purchases/Additions	233,725,035
Sales/Reductions	(360,875,684)
Balance of Shares Held 3/31/2015	101,097,329
Value	$101,097,329
Dividend Income	$1,294
Pursuant to an Exemptive Order issue by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Money Market Obligations Trust (MMOT), which is managed by Federated Investment Management Company, the Adviser. MMOT is an open-end management company, registered under the Act. The investment objective of Federated U.S. Treasury Cash Reserves Fund (USTCR), a portfolio of MMOT, is to provide current income consistent with stability of principal and liquidity. It pursues its objective by investing primarily in a portfolio of short-term U.S. Treasury securities that pay interest exempt from state personal income tax. Income distributions from USTCR are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from USTCR are declared and paid at least annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of USTCR in which the Fund invested 33.2% of its net assets at March 31, 2015. A copy of the USTCR's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2015, the Fund's expenses were reduced by $2,850 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2015, were as follows:
Purchases	$776,528,171
Sales	$575,168,769
Semi-Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$912.10	$14.92
Class C Shares	$1,000	$907.80	$18.55
Institutional Shares	$1,000	$913.60	$13.55
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,009.32	$15.68
Class C Shares	$1,000	$1,005.48	$19.50
Institutional Shares	$1,000	$1,010.77	$14.24
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	3.13%
Class C Shares	3.90%
Institutional Shares	2.84%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Prudent Bear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, the Fund's performance for the one-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
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reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172354
CUSIP 314172347
CUSIP 314172339
40432 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 21, 2015